Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2013
Deferred tax assets:
Financial loss carry forwards for tonnage tax	$ 19,341	$ 24,671
Valuation allowance	(16,015)	(20,313)
Deferred tax liabilities:
Entrance tax	(91)	(127)	$ (3,000)
Total net deferred tax assets (liabilities)	$ 3,235	$ 4,231